Digital Assets (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 01, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Digital Assets [Line Items]
Digital assets value		$ 0	$ 1,750,000	$ 3,665,000	$ 7,770,000
Percentage of bitcoin in cold storage		100.00%		100.00%
Percentage of bitcoin in hot wallets
Number of bitcoin held (in Dollars per share)				$ 67.18
Increase in digital asset	$ 740,000
Decrease in accumulated deficit	$ 740,000